CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE DEBT

NOTE 12 – CONVERTIBLE DEBT

2023 Convertible Note

On January 3, 2023, the Company and Freight Opportunities LLC (the “Noteholder”) entered into a Securities Purchase Agreement pursuant to which the Company issued to the Noteholder a convertible promissory note in the principal amount of up to $6,593,407 (the “2023 Convertible Note”). The 2023 Convertible Note carries an original issue discount of nine percent (9%), or in the aggregate, up to $593,407 (the “OID”). The 2023 Convertible Note has a maturity date of January 3, 2029.

On September 3, 2024, the Company entered into a Cancellation Agreement with Freight Opportunities, LLC to cancel the fair value of $219,840 and interest outstanding of $482,103 under the 2023 Convertible Note. This was accounted for as a gain on extinguishment of debt on the consolidated statement of operations for the year ended December 31, 2024.

Prior to the extinguishment of the debt, the Company elected to apply the fair value option to the outstanding 2023 Convertible Note and the change in fair value was recognized in the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2024 and 2023, the Company recognized a change in fair value of the convertible notes of $22,602 and $345,396, respectively, in the accompanying statements of operations and comprehensive loss.

The Company recorded interest expense on the 2023 Convertible Note in the amounts of $32,956 and $449,147 for the years ended December 31, 2024 and 2023.

April 2025 Convertible Notes

On April 29, 2025, the Company entered into a Securities Purchase Agreement with certain accredited investors wherein the Company agreed to sell and the buyers agreed to purchase senior $1,000,000 of convertible notes (the “April 2025 Convertible Notes”) and warrants to purchase additional notes of up to $19,000,000 for a total purchase price up to $20,000,000. The Company will use the net proceeds from the Offering to purchase TRUMP coins. On May 12, 2025, the buyers exercised $1,000,000 of warrants to purchase additional April 2025 Convertible Notes. On May 27, 2025, the buyers exercised their right to convert $1.5 million of the April 2025 Convertible Notes into Series A4 preferred shares. As of December 31, 2025, $500,000 of the April 2025 Convertible Notes remained outstanding. For the year ended December 31, 2025, the Company recorded interest expense of $39,833 related to the April 2025 Convertible Notes outstanding.

November 2025 Convertible Notes

On November 19, 2025, the Company entered into a Securities Purchase Agreement with certain accredited investors (each, a “Buyer” and collectively, the “Buyers”), pursuant to which the Company agreed to sell to the Buyers senior convertible promissory notes in the aggregate original principal amount of $1,000,000 (the “November 2025 Convertible Notes”) for an aggregate stated purchase price of $900,000, representing a $100,000 original issue discount. At closing, $20,000 of the stated purchase price was paid directly to the counterparty’s legal counsel, resulting in net cash proceeds to the Company of $880,000.

On November 20, 2025, the Company issued and sold to the Buyers the November 2025 Convertible Notes pursuant to the Securities Purchase Agreement. The Company received aggregate cash proceeds of $880,000. The $120,000 difference between the $1,000,000 aggregate principal amount and the cash received comprises a $100,000 original issue discount and $20,000 of debt issuance costs representing legal fees paid directly to the counterparty’s counsel at closing, both of which are treated as a discount on the host debt instrument.

The November 2025 Convertible Notes contain a variable-rate conversion feature with a floor conversion price of $0.70 per share. This feature is required to be bifurcated and accounted for separately as a derivative liability under ASC 815, Derivatives and Hedging. At issuance, the fair value of the bifurcated conversion feature was determined to be $880,000, equal to the aggregate cash proceeds received. This amount was recognized as a derivative liability, with a corresponding reduction in the carrying value of the host debt instrument. As a result, the host debt was recorded at a carrying value of zero at inception, with total unamortized debt discount of $1,000,000, comprising the $100,000 original issue discount, the $20,000 of debt issuance costs, and the $880,000 allocated to the bifurcated derivative. The debt discount is being amortized to interest expense over the two-year term of the notes.

As of December 31, 2025, the carrying value of the November 2025 Convertible Notes was $56,164, representing the $1,000,000 aggregate principal amount less $943,836 of unamortized debt discount. The bifurcated conversion feature is remeasured at fair value at each reporting date and reported as a component of derivative liability on the consolidated balance sheet; its fair value as of December 31, 2025 was $405,931 (see Note 13 — Fair Value Measurement). For the year ended December 31, 2025, the Company recorded total interest expense of $67,553 related to the November 2025 Convertible Notes, comprising $11,389 of coupon interest accrued on the outstanding principal at 10% per annum and $56,164 of debt discount amortization.

The November 2025 Convertible Notes are senior to all outstanding and future unsecured indebtedness of the Company and its subsidiaries, other than Permitted Indebtedness secured by Permitted Liens and are junior to April 2025 Convertible Notes issued pursuant to that certain note purchase agreement dated as of April 29, 2025 by and between the Company and the investor party thereto. The November 2025 Convertible Notes accrue interest at an annual rate equal to ten percent (10%) per annum on the basis of a 360-day year and twelve 30-day months and are payable in arrears on the first calendar day of each calendar month (the “Interest Date”) with the first Interest Date being January 15, 2026. Interest on any outstanding Principal at the applicable Interest Rate is payable on each Interest Date, to the holder of the November 2025 Convertible Notes on the applicable Interest Date, in Ordinary Shares (“Interest Shares”) so long as there has been no Equity Conditions Failure; provided however, that the Company may, at its option following notice to the holder of the November 2025 Convertible Notes, pay such interest in cash or in a combination of cash and Interest Shares. The November 2025 Convertible Notes mature on November 20, 2027, subject to extension in certain circumstances specified in the November 2025 Convertible Notes.

The holders of the November 2025 Convertible Notes may convert outstanding principal, accrued interest and certain other amounts into Ordinary Shares (“Conversion Shares”). The November 2025 Convertible Notes are convertible at an initial conversion price of $4.50, which conversion price is subject to customary adjustments for share splits, dividends, combinations or other such similar corporate events, subject to a floor price of $0.70. A Note holder will not have the right to convert any portion of a November 2025 Convertible Note, to the extent that, after giving effect to such conversion, the holder (together with certain of its affiliates and other related parties) would beneficially own in excess of 4.99% of the shares of Common Stock outstanding immediately after giving effect to such conversion (the “Beneficial Ownership Limitation”). However, a November 2025 Convertible Note holder, upon notice to the Company, may increase or decrease the Beneficial Ownership Limitation, provided that the Beneficial Ownership Limitation in no event exceeds 9.99% of the shares of Common Stock outstanding immediately after giving effect to such conversion. Any increase in the Beneficial Ownership Limitation will not be effective until the sixty-first (61st) day after such notice is delivered to the Company.

The holders of the November 2025 Convertible Notes also have customary piggy back registration rights with respect to the resale of the Conversion Shares, subject to certain exceptions.

The November 2025 Convertible Notes include customary covenants and events of default, remedies including redemption rights following certain triggering events, rights upon subsequent placements, anti-dilution protections for variable price security issuances and mechanics for fundamental transactions.